CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 10,315	$ 74,430
Short-term bank deposits	19,970
Marketable securities	1,943
Accounts receivable:
Trade	13,433	18,788
Other	3,110	2,738
Inventories	21,572	11,943
Total current assets	70,343	107,899
NON-CURRENT ASSETS:
Investment in equity investee	1,152	809
Marketable securities	35,287
Funds in respect of retirement benefits obligation	994	1,190
Intangibles, long-term deposits and other	1,200	111
PROPERTY, PLANT AND EQUIPMENT:
Cost	38,237	33,385
Less - accumulated depreciation and amortization	8,963	7,021
Net	29,274	26,364
Total assets	138,250	136,373
CURRENT LIABILITIES:
Current maturity of long-term loans		4,200
Accounts payable and accruals:
Trade	5,259	6,418
Other	3,569	6,378
Total current liabilities	8,828	16,996
LONG TERM LIABILITY -
Retirement benefits obligation	1,150	1,474
COMMITMENTS AND CONTINGENCIES (Note 9)
Total liabilities	9,978	18,470
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value at December 31, 2014 and 2013: authorized - 100,000,000 shares; issued and outstanding 22,482,509 shares and 21,564,820 shares, respectively.	57	55
Additional paid-in capital	122,075	119,547
Accumulated other comprehensive loss	(64)	(65)
Retained earnings (accumulated deficit)	6,204	(1,634)
Total shareholders' equity	128,272	117,903
Total liabilities and shareholders' equity	$ 138,250	$ 136,373